Activity Related To Restricted Shares Of Common Stock (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012	Jan. 29, 2011
Schedule Of Stock Options [Line Items]
Number of shares, Unvested beginning balance	141,927	304,400
Unvested, issued upon option exercises on October 13, 2010			325,521
Number of shares, Vested	(95,347)	(135,657)	(21,121)
Number of shares, Repurchases upon employee termination	(3,308)	(26,816)
Number of shares, Unvested ending balance	43,272	141,927	304,400
Deposit liability, Unvested beginning balance	$ 1,131	$ 1,860
Unvested, issued upon option exercises on October 13, 2010			1,933
Deposit liability, Vested	(719)	(491)	(73)
Deposit liability, Repurchases upon employee termination	(20)	(238)
Deposit liability, Unvested ending balance	$ 392	$ 1,131	$ 1,860